Current and Long-Term Debt - BNP paribas credit facility (Details) - USD ($)	1 Months Ended				12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Debt outstanding	$ 2,767,193,000		$ 1,882,681,000		$ 2,767,193,000
BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			62,100,000	$ 34,500,000.0		$ 34,500,000.0
Increase (decrease) in notional amount	13,200,000		27,600,000
Periodic borrowing payment amount				$ 1,700,000
Repayments of balloon payment						30,500,000
Net debt to capitalization ratio				0.60
Consolidated tangible net worth				$ 677,300,000.0
Cumulative positive net income				25.00%
Net proceeds of equity issuance				50.00%
Minimum ratio for fair value of vessels				140.00%
Repayments					2,900,000
Write-offs of deferred financing fees related to repayment of debt					500,000
Debt outstanding	$ 42,600,000		$ 32,200,000		42,600,000
EBITDA To Interest Expense Ratio - Period One [Member] | BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum				1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum				2.50
Consolidated Liquidity Requirement - Scenario One [Member] | BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount				$ 25,000,000.0		25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel				$ 500,000		$ 500,000
STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about borrowings [line items]
Write-offs of deferred financing fees related to repayment of debt					500,000
STI Emerald and STI Sapphire [Member] | BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 27,600,000
STI Emerald and STI Sapphire [Member] | Vessels [member] | BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments					$ 27,600,000
London Interbank Offered Rate (LIBOR) [Member] | BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.30%			1.95%	2.30%	1.95%